Lease (Details 3) - CNY (¥)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Lease
Weighted-average remaining lease term	9 months 29 days
Weighted-average discount rate	4.75%
Interest expense	¥ 17	¥ 0
Amortization of right-of-use assets	¥ 250	¥ 0